Equity	12 Months Ended
Dec. 31, 2022
Equity
Equity

25       Equity

a) Share capital and treasury shares

The movements of share capital for the year is as follows:

	At December 31,
	2022	2021	2020
At the beginning of the year	163,223	163,223	160,022
Capital increase (1)	-	-	3,201
At the end of the year	163,223	163,223	163,223

(1)

On August 20, 2020, the Company approved a management share compensation plan. On October 9, 2020, as part of the aforementioned plan, CAAP has increased its share capital by the amount of USD 3.2 million through the issuance of 3,200,445 new shares having a nominal value of USD 1 each. As a result of the issuance, the share capital of the Company increased from 160,022,262 to 163,222,707 shares. The New Shares were subscribed for a total price of USD 6.1 million (a subscription price of USD 1.92 per new share, being the market price as of October 8, 2020).

On March 12, 2021, 590,000 shares (equivalent to USD 1,800), already assigned and fully vested as of December 31, 2020, were delivered to the eligible executives and key employees(Note 29).

In December 2021, additional 250,000 shares (equivalent to USD 1,440) were assigned to employees. In December 2022 and 2021, 62,500 and 125,000 of those shares (equivalent to USD 360 and USD 720 respectively) assigned during 2021 and fully vested, were delivered to the eligible executives and key employee, while of the remaining 62,500 shares, 12,500 have been forfeited during 2022 and 50,000 are expected to be delivered during 2023 (Note 29).

In April 2022, USD 500 (equivalent to 89,767 shares) were assigned to employees to be delivered in shares. In May 2022, 26,930 shares were delivered (equivalent to USD 150) while the remaining amount will vest in installments in May 2023 and May 2024 (Note 29).

In December 2022, USD 314 (equivalent to 56,348 shares) were assigned to employees to be delivered in shares. The shares will be delivered in installments in January 2023, May 2023 and May 2024 (Note 29).

As of December 31, 2022, the remaining new shares are held in treasury until their allocation to executives and key employees in accordance with the Management Compensation Plan.

25       Equity (Cont.)

	2022		2021
Treasury shares	Shares	USD	Shares	USD
At January 1	2,485,445	4,772	3,200,445	6,145
Transfer of treasury shares to executives and key employees	(89,430)	(172)	(715,000)	(1,373)
At December 31	2,396,015	4,600	2,485,445	4,772

b) Share premium

	At December 31,
	2022	2021	2020
At the beginning of the year	183,430	183,430	180,486
Capital increase (Note 25 a)	-	-	2,944
At the end of the year	183,430	183,430	183,430

As of December 31, 2020, includes the differences between the nominal value of USD 1 per common share and subscription price of the capital increase of USD 1.92.

c) Other reserves

The movements of Other Reserves of the owners of the Company is as follows:

	2022	2021	2020
At the beginning of the year	(1,321,211)	(1,321,142)	(1,324,887)
Change in participations (*)	6,682	1,433	2,027
Share-based compensation reserve (Note 29)	667	1,020	1,800
Execution of share-based compensation reserve	(510)	(2,520)	-
Remeasurement of defined benefit obligations net for income tax	347	(2)	(82)
	(1,314,025)	(1,321,211)	(1,321,142)

(*) This consists mainly in change in participations in Corporación América S.A., see Note 25 e).

25       Equity (Cont.)

d) Other comprehensive income

The movements of the reserve of other comprehensive income for the year of the owners of the parent is as follows:

					Transfer from
		Remeasurement	Share of other	Income	shareholders
	Currency	of defined	comprehensive	Tax	equity – currency
	translation	benefit	income from	effect	translation
	adjustments	obligations (*)	associates	(*)	differences	Total

Balances at January 1, 2022	(343,837)	120	(41,212)	(69)	63,402	(321,596)
Other comprehensive income/(loss) for the year	70,459	400	43	(53)	-	70,849
For the year ended December 31, 2022	(273,378)	520	(41,169)	(122)	63,402	(250,747)

Balances at January 1, 2021	(439,407)	92	(41,267)	(39)	63,402	(417,219)
Other comprehensive income/(loss) for the year	95,570	28	55	(30)	-	95,623
For the year ended December 31, 2021	(343,837)	120	(41,212)	(69)	63,402	(321,596)

Balances at January 1, 2020	(414,777)	198	(40,726)	(63)	63,402	(391,966)
Other comprehensive (loss)/income for the year	(24,630)	(106)	(541)	24	-	(25,253)
For the year ended December 31, 2020	(439,407)	92	(41,267)	(39)	63,402	(417,219)

(*) Income tax relating to OCI amounts to Remeasurement of defined benefit obligations. The movement was recognized as other comprehensive income of other reserves.

25       Equity (Cont.)

e) Non – controlling interest

The movements of the non- controlling interest for the year is as follows:

	2022	2021	2020
At the beginning of the year	303,877	315,876	434,725
Shareholder contributions (1)	24,170	11,475	-
Loss for the year	(2,531)	(63,221)	(108,840)
Redemption of preferred shares (f)	(182,336)	-	-
Other comprehensive (loss) / income
Currency translation	20,646	43,071	(7,934)
Remeasurement of defined benefit obligations	616	69	(138)
Reserve for income tax	(104)	(41)	32
	21,158	43,099	(8,040)
Changes in non-controlling interest
Changes in the participations –acquisitions (2)	(6,682)	(991)	(1,968)
Dividends paid	(11,382)	(2,361)	(1)
	(18,064)	(3,352)	(1,969)
Non-controlling interest at the end of the year	146,274	303,877	315,876

(1) Corresponds mainly to contributions made by the non-controlling interest in ICAB.

(2) Corresponds mainly to contributions of Cedicor S.A. in Corporación América S.A. capitalized on November 24, 2020, December 16, 2021 and December 1, 2022, increasing its participation from 95.37% to 95.80% in 2020 , from 95.80% to 96.18% in 2021 and from 96.18% to 97.22% in 2022.

f) Redemption of preferred shares

On March 10, 2022, an extraordinary general meeting of AA2000 approved the redemption of the preferred shares, the reduction of the capital stock and the amendment of Article 2.01 of AA2000’s bylaws. The total redemption value amounted ARS 17,225,719,240 (equivalent to approximately USD 155.2 million), which adjusted by inflation as of December 31, 2022 amounts to ARS 32,302,581,376 (equivalent to approximately USD 182.3 million).

As of December 31, 2022, the preferred shares has been fully settled in cash by AA2000. The payments adjusted by inflation since the date of each disbursement amounts to ARS 30,476,665,719 (equivalent to approximately USD 172.0 million).